                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21883

                    Oppenheimer Rochester Ohio Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                       COUPON     MATURITY       VALUE
-----------                                                    --------   ----------   -----------
MUNICIPAL BONDS AND NOTES--113.3%
OHIO--88.4%
$    40,000   Adams County, OH Valley Local School
              District(1)                                       5.250%    12/01/2021   $    40,042
  1,000,000   American Municipal Power, OH (Prairie State
              Energy Campus)(1)                                 5.750     02/15/2039     1,060,350
     35,000   Ashland County, OH Health Care Facilities
              (Good Shepherd Home for the Aged)(1)              6.050     12/15/2019        32,798
      5,000   Athens County, OH Community Mental Health
              (Kevin Coleman Foundation/Mahoning County
              Chemical Obligated Group)(1)                      6.000     03/01/2013         5,036
      5,000   Auglaize County, OH (Lake Pleasant Central
              School)(2)                                        7.000     12/01/2011         5,028
    100,000   Blue Ash, OH Tax Increment Financing (Duke
              Realty)(1)                                        5.000     12/01/2035        77,303
  2,145,000   Buckeye, OH Tobacco Settlement Financing
              Authority (TASC)(1)                               5.125     06/01/2024     1,934,769
  7,000,000   Buckeye, OH Tobacco Settlement Financing
              Authority (TASC)(1)                               5.875     06/01/2047     5,303,970
  4,000,000   Buckeye, OH Tobacco Settlement Financing
              Authority (TASC)(1)                               6.500     06/01/2047     3,329,840
 53,300,000   Buckeye, OH Tobacco Settlement Financing
              Authority (TASC)                                  7.501(3)  06/01/2052     1,273,337
     25,000   Cambridge, OH Multifamily Hsg. (Cambridge
              Heights)(1)                                       6.150     01/20/2050        26,555
  1,980,000   Centerville, OH Health Care (Bethany Lutheran
              Village)(1)                                       5.750     11/01/2022     1,891,633
     90,000   Clermont County, OH Hospital Facilities (Mercy
              Health System)(1)                                 5.625     09/01/2021        90,004
    155,000   Cleveland, OH Airport (Continental Airlines)(1)   5.375     09/15/2027       117,282
    240,000   Cleveland, OH Airport (Continental Airlines)(1)   5.700     12/01/2019       206,366
    395,000   Cleveland, OH Rock Glen Hsg. Assistance Corp.
              (Ambleside Apartments)(1)                         7.000     06/01/2018       392,472
    220,000   Cleveland-Cuyahoga County, OH Port Authority
              (Cleveland Bottle Supply)(1)                      6.500     11/15/2021       211,204
    680,000   Cleveland-Cuyahoga County, OH Port Authority
              (Fairmount Montessori Association)(1)             5.125     05/15/2025       564,699
    240,000   Cleveland-Cuyahoga County, OH Port Authority
              (Port Cleveland)(1)                               5.750     05/15/2020       218,609
    390,000   Cleveland-Cuyahoga County, OH Port Authority
              (Port Cleveland)(1)                               5.800     05/15/2027       339,105
  1,055,000   Cleveland-Cuyahoga County, OH Port Authority
              (Port Cleveland)(1)                               6.200     05/15/2022     1,005,046
      5,000   Coldwater Village, OH School District(1)          5.350     12/01/2011         5,095
  1,250,000   Columbus-Franklin County, OH Finance
              Authority, Series A(1)                            6.000     05/15/2035     1,253,000
     85,000   Cuyahoga County, OH Health Care Facilities
              (Menorah Park Center for Senior Living)(1)        6.600     02/15/2018        83,881


                  1 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                       COUPON     MATURITY       VALUE
-----------                                                    --------   ----------   -----------
$    70,000   Cuyahoga County, OH Health Care Facilities
              (Senior Living Bet Moshev Zekenim)(1)             6.700%    08/15/2028   $    64,211
     25,000   Cuyahoga County, OH Health Care Facilities
              (Senior Living Bet Moshev Zekenim)(1)             6.800     02/15/2035        22,559
     45,000   Cuyahoga County, OH Hospital (Cleveland
              Clinic)(1)                                        5.125     01/01/2029        45,162
     35,000   Cuyahoga County, OH Hospital (Metro Health
              System)(1)                                        5.125     02/15/2013        35,077
     25,000   Cuyahoga County, OH Hospital (Metro Health
              System)(1)                                        5.125     02/15/2015        25,040
     35,000   Cuyahoga County, OH Hospital (Metro Health
              System)(1)                                        5.125     02/15/2017        35,032
    130,000   Cuyahoga County, OH Hospital (Metro Health
              System)(1)                                        5.250     02/15/2019       130,085
     10,000   Cuyahoga County, OH Hospital (Metro Health
              System)(1)                                        5.375     02/15/2012        10,020
     10,000   Cuyahoga County, OH Hospital (W.O. Walker
              Center)(1)                                        5.000     01/01/2023         9,398
      5,000   Cuyahoga County, OH Hospital Facilities
              (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)(1)   6.750     01/01/2010         5,000
  1,540,000   Cuyahoga County, OH Hospital Facilities
              (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)(1)   7.500     01/01/2030     1,557,387
    225,000   Cuyahoga County, OH Multifamily (Allerton
              Apartments)(1)                                    5.400     08/20/2048       223,358
    135,000   Cuyahoga County, OH Utility System (The
              Medical Center Company)(1)                        5.850     08/15/2010       135,485
    425,000   Dayton, OH Airport (James M. Cox)(1)              5.250     12/01/2023       410,733
     20,000   Dayton, OH Airport (James M. Cox)(1)              5.350     12/01/2032        18,183
    110,000   Erie County, OH Hospital Facilities (Firelands
              Regional Medical Center)(1)                       5.500     08/15/2022       107,163
     35,000   Erie County, OH Hospital Facilities (Firelands
              Regional Medical Center)(1)                       5.625     08/15/2032        31,973
    265,000   Fairfield County, OH Hospital Improvement
              (Lancaster-Fairfield Community Hospital)(1)       5.500     06/15/2021       265,867
     25,000   Finneytown, OH Local School District(1)           5.800     12/01/2024        25,021
     10,000   Franklin County, OH Health Care Facilities
              (Friendship Village of Columbus)(1)               5.250     08/15/2018         8,967
     55,000   Franklin County, OH Health Care Facilities
              (Friendship Village of Columbus)(1)               5.375     08/15/2028        43,796
     15,000   Franklin County, OH Health Care Facilities
              (Friendship Village of Columbus)(1)               5.375     08/15/2028        11,944
      5,000   Franklin County, OH Health Care Facilities
              (Ohio Presbyterian Retirement Services)(1)        5.400     07/01/2010         5,022
     10,000   Franklin County, OH Health Care Facilities
              (Ohio Presbyterian Retirement Services)(1)        5.500     07/01/2011        10,026
     15,000   Franklin County, OH Health Care Facilities
              (Ohio Presbyterian Retirement Services)(1)        5.500     07/01/2017        13,721
  1,000,000   Franklin County, OH Hospital (Nationwide
              Childrens Hospital)(1)                            5.000     11/01/2034       998,520
    390,000   Franklin County, OH Hospital (Trinity
              Health)(1)                                        5.800     06/01/2016       390,718


                  2 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                       COUPON     MATURITY       VALUE
-----------                                                    --------   ----------   -----------
$    20,000   Franklin County, OH Mtg. (Briggs/Wedgewood
              Assoc.)(2)                                        5.650%    11/20/2022   $    20,219
    160,000   Franklin County, OH Mtg. (Villas at St.
              Therese)(1)                                       5.500     07/01/2021       138,181
     25,000   Franklin County, OH Multifamily Hsg. (Hamilton
              Creek)(2)                                         5.550     07/01/2024        25,010
     40,000   Franklin County, OH Revenue (New Lincoln
              Lodge)(1)                                         6.850     02/01/2035        41,433
    225,000   Glenwillow Village, OH GO(1)                      5.875     12/01/2024       233,179
  3,500,000   Greene County, OH (Greene Town Center)(1)         8.000     12/01/2034     3,569,125
    187,500   Greene County, OH Economic Devel. (YMCA)(1)       6.000     12/01/2023       138,083
    750,000   Greene County, OH Hospital Facility (Kettering
              Health Network)(1)                                5.375     04/01/2034       745,410
     20,000   Greene County, OH University Hsg. (Central
              State University)(1)                              5.000     09/01/2024        12,894
     55,000   Greene County, OH University Hsg. (Central
              State University)(1)                              5.100     09/01/2035        30,846
     55,000   Greene County, OH University Hsg. (Central
              State University)(1)                              5.375     09/01/2022        38,894
     35,000   Greene County, OH University Hsg. (Central
              State University)(1)                              5.625     09/01/2032        22,009
  2,500,000   Grove City, OH Tax Increment Financing(1)         5.375     12/01/2031     1,749,725
     49,000   Heath City, OH School District(1)                 6.375     12/01/2027        49,696
  5,000,000   Hickory Chase, OH Community Authority
              Infrastructure Improvement(1)                     7.000     12/01/2038     3,258,700
  1,775,000   Jeffrey Place, OH New Community Authority
              (Jeffrey Place Redevel.)(1)                       5.000     12/01/2032     1,111,257
    500,000   Lake County, OH Hospital Facilities (Lake
              Hospital System)(1)                               6.000     08/15/2043       483,640
     15,000   Lake County, OH Sewer District Improvements(1)    6.250     12/01/2014        15,072
      5,000   Lakewood, OH GO(1)                                5.125     12/01/2017         5,018
     75,000   Lorain County, OH Elderly Hsg. Corp. (Harr
              Plaza)(1)                                         6.375     07/15/2019        72,685
     10,000   Lorain County, OH Health Care Facilities
              (Kendal at Oberlin)(1)                            5.250     02/01/2021         9,770
     15,000   Lorain County, OH Health Care Facilities
              (Kendal at Oberlin)(1)                            5.375     02/01/2012        15,018
     10,000   Lorain County, OH Hospital (Catholic
              Healthcare Partners)(1)                           5.375     10/01/2030        10,046
     20,000   Lorain County, OH Hospital (Catholic
              Healthcare Partners)(1)                           5.625     09/01/2016        20,028
     15,000   Lorain County, OH Hospital (Catholic
              Healthcare Partners)(1)                           5.625     09/01/2017        15,018
    500,000   Lorain County, OH Multifamily Hsg. (Kensington
              Square)(1)                                        5.800     07/20/2050       525,790
    200,000   Lorain County, OH Port Authority (Alumalloy
              LLC)(1)                                           6.000     11/15/2025       143,950
     20,000   Lorain, OH GO(1)                                  5.650     12/01/2015        20,410
    100,000   Lucas County, OH Health Care Facilities
              (Sunset Retirement Communities)(1)                6.550     08/15/2024       101,198


                  3 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                       COUPON     MATURITY       VALUE
-----------                                                    --------   ----------   -----------
$    45,000   Lucas County, OH Hospital (Toledo
              Hospital/Flower Hospital/Promedica Continuing
              Care Services Corp. Obligated Group)(1)           5.375%    11/15/2023   $    45,431
     50,000   Lucas County, OH Hospital (Toledo
              Hospital/Flower Hospital/Promedica Continuing
              Care Services Corp. Obligated Group)(1)           5.625     11/15/2018        50,552
     50,000   Mahoning County, OH Board of Education (Career
              & Technical Center)(1)                            6.750     12/01/2036        51,578
     80,000   Mahoning County, OH Hospital Facilities (Forum
              Health Obligated Group)(1)                        5.000     11/15/2025        54,448
    480,000   Mahoning County, OH Hospital Facilities (Forum
              Health/Trumbull Memorial Hospital/Beeghly Oaks)   6.000     11/15/2032       326,688
    170,000   Marblehead, OH GO (Island View Waterline)(1)      5.250     12/01/2026       172,353
     45,000   Meigs County, OH Industrial Devel. Revenue
              (Meigs Convalescent)(1)                           8.250     12/01/2016        45,151
    260,000   Middleburg Heights, OH Hospital (Southwest
              General Health Center)(1)                         5.625     08/15/2015       263,398
    550,000   Montgomery County, OH (Miami Valley
              Hospital)(1)                                      6.250     11/15/2033       578,639
     55,000   Montgomery County, OH Sewer (Greater
              Moraine-Beaver Creek)(1)                          5.600     09/01/2011        55,382
    120,000   Muskingum County, OH Hospital Facilities
              (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC
              Obligated Group)(1)                               5.400     12/01/2016       120,054
    135,000   Muskingum County, OH Hospital Facilities
              (FSCCHM)(1)                                       5.375     02/15/2012       135,220
    325,000   New Carlisle, OH (Twin Creek)(1)                  6.125     11/01/2026       337,347
     30,000   North Canton, OH Health Care Facilities
              (Waterford at St. Luke)(1)                        5.800     11/15/2028        24,703
    500,000   OH Air Quality Devel. Authority (Columbus
              Southern Power)(1)                                5.800     12/01/2038       518,440
    700,000   OH Air Quality Devel. Authority (Fostoria
              Ethanol)(1)                                       8.500     02/01/2020       499,898
     50,000   OH Air Quality Devel. Authority (Fostoria
              Ethanol)(1)                                      10.000     02/01/2020        37,177
    470,000   OH Air Quality Devel. Authority (JMG
              Funding)(1)                                       5.625     10/01/2022       400,116
    805,000   OH Air Quality Devel. Authority (JMG
              Funding)(1)                                       5.625     01/01/2023       684,000
    700,000   OH Air Quality Devel. Authority (Marion
              Ethanol)(1)                                       8.500     02/01/2020       499,898
    500,000   OH Air Quality Devel. Authority (Ohio Valley
              Electric Corp.)(1)                                5.625     10/01/2019       512,625
    150,000   OH Economic Devel. (Astro Instrumentation)(1)     5.450     06/01/2022       152,829
     15,000   OH Economic Devel. (Ohio Enterprise Bond
              Fund)(1)                                          5.150     12/01/2017        15,377
     35,000   OH Environmental Facilities (Ford Motor
              Company)                                          5.950     09/01/2029        27,312
     65,000   OH Environmental Facilities (Ford Motor
              Company)                                          6.150     06/01/2030        52,035
    170,000   OH Greater Cincinnati Elderly Hsg. Finance
              Corp. (Cambridge Apartments)(1)                   6.600     08/01/2025       170,235
    205,000   OH HFA(1)                                         5.250     09/01/2030       200,884
  1,000,000   OH HFA(1)                                         5.400     09/01/2033     1,027,070
     10,000   OH HFA (Oakleaf Village)(1)                       5.700     09/01/2026        10,007
    735,000   OH HFA (Palmer Gardens)(1)                        5.400     03/20/2038       736,080
    300,000   OH HFA (Residential Mtg.)(1)                      6.200     09/01/2033       313,839


                  4 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                       COUPON     MATURITY       VALUE
-----------                                                    --------   ----------   -----------
$    20,000   OH HFA (Wind River Apartments)(1)                 5.650%    05/01/2032   $    20,010
     10,000   OH HFA, Series A-1(1)                             5.400     09/01/2029        10,008
    500,000   OH Hospital Facility (Cleveland Clinic
              Foundation/Cleveland Clinic Health System -
              East Region Obligated Group)(1)                   5.500     01/01/2034       521,255
    850,000   OH Port Authority of Columbiana Solid Waste
              (A&L Salvage)(2, 4, 5)                           14.500     07/01/2028            --
    100,000   OH Port Authority of Columbiana Solid Waste
              (Liberty Waste Transportation)(1)                 7.125     08/01/2025        76,747
  2,000,000   OH RiverSouth Authority (Lazarus Building
              Redevel.)(1)                                      5.750     12/01/2027     1,809,160
     60,000   OH Sewage & Solid Waste Disposal (Anheuser
              Busch)(1)                                         6.000     07/01/2035        60,035
    600,000   OH Solid Waste Disposal (USG Corp.)(1)            5.600     08/01/2032       445,590
    950,000   OH Solid Waste Disposal (USG Corp.)(1)            5.650     03/01/2033       708,197
    215,000   OH Solid Waste Disposal (USG Corp.)(1)            6.050     08/01/2034       168,296
    250,000   OH Western Reserve Port Authority Solid Waste
              Facility (Central Waste)                          6.350     07/01/2027       190,423
    500,000   Orange Village, OH GO(1)                          5.500     12/01/2027       502,520
    390,000   Orange Village, OH GO (Chagrin)(1)                5.250     12/01/2024       389,181
     50,000   Pike County, OH Hospital Facilities (Pike
              Health Services)(1)                               6.750     07/01/2017        50,009
    225,000   Port of Greater Cincinnati, OH Devel.
              Authority (Public Parking Infrastructure)(1)      6.400     02/15/2034       171,655
     10,000   Ravenna, OH GO(1)                                 6.300     02/01/2013        10,035
    175,000   Ross County, OH Hospital (Adena Health
              System)(1)                                        5.750     12/01/2028       182,296
     20,000   Seven Hills, OH GO(1)                             6.250     12/01/2020        20,693
     10,000   Sheffield, OH GO(1)                               7.250     12/01/2011        10,020
      5,000   Springboro, OH Special Assessment(1)              6.250     12/01/2014         5,111
     20,000   Springboro, OH Special Assessment (Pioneer
              Blvd.)(1)                                         6.350     12/01/2014        20,047
    940,000   Summit County, OH Port Authority(1)               6.500     05/15/2039       732,956
    580,000   Summit County, OH Port Authority (Twinsburg
              Township)(1)                                      5.125     05/15/2025       479,260
     35,000   Toledo, OH GO(1)                                  6.350     12/01/2025        35,033
     60,000   Toledo, OH Multifamily Hsg. (Commodore
              Perry)(1)                                         5.400     12/01/2023        60,332
     95,000   Toledo, OH Multifamily Hsg. (Commodore
              Perry)(1)                                         5.450     12/01/2028        95,314
      5,000   Toledo, OH Multifamily Hsg. (Hillcrest
              Apartments)(1)                                    5.250     12/01/2018         5,026
    130,000   Toledo, OH Multifamily Hsg. (Hillcrest
              Apartments)(1)                                    5.300     12/01/2028       130,224
    270,000   Toledo-Lucas County, OH Port Authority(1)         5.500     05/15/2020       217,990
  2,680,000   Toledo-Lucas County, OH Port Authority
              (Crocker Park)(1)                                 5.375     12/01/2035     2,181,359
  1,050,000   Toledo-Lucas County, OH Port Authority
              (Northwest Ohio)(1)                               5.125     11/15/2025       817,887
    200,000   Toledo-Lucas County, OH Port Authority
              (Northwest Ohio)(1)                               5.400     05/15/2019       173,946
    965,000   Toledo-Lucas County, OH Port Authority
              (Northwest Ohio)(1)                               6.000     11/15/2027       826,204


                  5 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                       COUPON     MATURITY       VALUE
-----------                                                    --------   ----------   -----------
$    70,000   Toledo-Lucas County, OH Port Authority
              (Northwest Ohio)(1)                               6.375%    11/15/2032   $    60,186
  1,050,000   Toledo-Lucas County, OH Port Authority (Town
              Square at Levis Commons)(1)                       5.400     11/01/2036       936,989
  1,500,000   Warren County, OH Port Authority (Corridor 75
              Park)(1)                                          7.500     12/01/2034     1,358,370
     10,000   Warren, OH Waterworks(1)                          5.000     11/01/2022        10,006
    100,000   Wood County, OH Industrial Devel. (Schutz         7.125     06/01/2013
              Container System)(1)                                                         100,580
                                                                                       -----------
                                                                                        58,440,912
U.S. POSSESSIONS--24.9%
    500,000   Guam GO(1)                                        6.750     11/15/2029       514,455
    750,000   Guam GO(1)                                        7.000     11/15/2039       771,983
    250,000   Northern Mariana Islands Commonwealth, Series
              A(1)                                              5.000     06/01/2030       183,893
  1,000,000   Puerto Rico Aqueduct & Sewer Authority(1)         6.000     07/01/2044     1,015,950
    500,000   Puerto Rico Commonwealth GO(1)                    6.500     07/01/2037       520,845
    800,000   Puerto Rico Electric Power Authority, Series
              UU(1)                                             0.890(6)  07/01/2031       562,600
     15,000   Puerto Rico HFC(1)                                5.100     12/01/2018        15,290
     90,000   Puerto Rico IMEPCF (American Airlines)            6.450     12/01/2025        68,051
    215,000   Puerto Rico Infrastructure (Mepsi Campus)(1)      5.600     10/01/2014       218,163
  1,015,000   Puerto Rico Infrastructure (Mepsi Campus)(1)      6.250     10/01/2024       977,080
  2,120,000   Puerto Rico Infrastructure (Mepsi Campus)(1)      6.500     10/01/2037     1,935,475
    580,000   Puerto Rico ITEMECF (Ana G. Mendez
              University)(1)                                    5.375     02/01/2019       554,863
     15,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)   6.250     07/01/2016        15,026
      5,000   Puerto Rico ITEMECF (Mennonite General
              Hospital)(1)                                      6.500     07/01/2012         5,001
     75,000   Puerto Rico ITEMECF (San Lucas & Cristo
              Redentor Hospitals)(1)                            5.750     06/01/2029        37,395
  2,085,000   Puerto Rico Port Authority (American
              Airlines), Series A                               6.250     06/01/2026     1,535,206
     30,000   Puerto Rico Port Authority, Series D(1)           7.000     07/01/2014        30,090
     15,000   Puerto Rico Public Buildings Authority(1)         5.125     07/01/2024        14,400
  1,415,000   Puerto Rico Public Buildings Authority(1)         6.750     07/01/2036     1,539,067
    500,000   Puerto Rico Public Buildings Authority(1)         7.000     07/01/2021       539,540
    250,000   Puerto Rico Public Buildings Authority(1)         7.000     07/01/2025       267,135
    500,000   Puerto Rico Sales Tax Financing Corp., Series
              A(1)                                              5.750     08/01/2037       518,615
  1,000,000   Puerto Rico Sales Tax Financing Corp., Series
              A(1)                                              6.500     08/01/2044     1,079,070
  1,000,000   Puerto Rico Sales Tax Financing Corp., Series
              C(1)                                              0.000(7)  08/01/2032       763,020
    500,000   Puerto Rico Sales Tax Financing Corp., Series
              C(1)                                              5.750     08/01/2057       528,645
    500,000   Puerto Rico Sales Tax Financing Corp., Series
              C(1)                                              6.000     08/01/2042       519,535
     15,000   University of V.I., Series A(1)                   6.000     12/01/2019        14,574
  1,000,000   V.I.  Public Finance Authority (Hovensa
              Refinery)(1)                                      4.700     07/01/2022       895,020
    335,000   V.I.  Public Finance Authority (Hovensa
              Refinery)(1)                                      6.125     07/01/2022       337,379
     50,000   V.I.  Water & Power Authority(1)                  5.300     07/01/2021        46,964
    500,000   V.I.  Water & Power Authority, Series A(1)        5.000     07/01/2031       463,931
                                                                                       -----------
                                                                                        16,488,261


                  6 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                                                          VALUE
                                                                                       -----------
TOTAL INVESTMENTS, AT VALUE (COST $83,280,102)-113.3%                                  $74,929,173
LIABILITIES IN EXCESS OF OTHER ASSETS-(13.3)                                            (8,782,582)
                                                                                       -----------
NET ASSETS-100.0%                                                                      $66,146,591
                                                                                       ===========

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Illiquid security. The aggregate value of illiquid securities as of December 31, 2009 was $50,257, which represents 0.08% of the Fund's net assets. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Issue is in default. See accompanying Notes.

(5.) Non-income producing security.

(6.) Represents the current interest rate for a variable or increasing rate security.

(7.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

Valuation Inputs

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of December 31, 2009 based on valuation input level:

                                                    LEVEL 2--        LEVEL 3--
                                 LEVEL 1--            OTHER          SIGNIFICANT
                            UNADJUSTED QUOTED      SIGNIFICANT      UNOBSERVABLE
                                  PRICES        OBSERVABLE INPUTS      INPUTS         VALUE
                            -----------------   -----------------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Ohio                            $--             $58,440,912           $--       $58,440,912
   U.S. Possessions                 --              16,488,261            --        16,488,261
                                   ---             -----------           ---       -----------
Total Assets                       $--             $74,929,173           $--       $74,929,173
                                   ---             -----------           ---       -----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BCC       Bethesda Company Care, Inc.
BCG       Bethesda Care Givers
BHA       Bethesda Hospital Assoc.


                  7 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

BHC       Bethesda Home Care
CSAHS     The Sisters of Charity of St. Augustine Health System
FSCCHM    Franciscan Sisters of Christian Charity Healthcare Ministry.
GO        General Obligation
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
PP        Professionals PRN, Inc.
SSNH      Sunny Slope Nursing Home
TASC      Tobacco Settlement Asset-Backed Bonds
UHHS      University Hospitals Health System
V.I.      United States Virgin Islands
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such


                  8 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of December 31, 2009 is as follows:

Cost                                $971,844
Market Value                        $     --
Market Value as a % of Net Assets          0%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of December 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 83,412,846
                                 ============
Gross unrealized appreciation    $  2,067,009
Gross unrealized depreciation     (10,550,682)
                                 ------------
Net unrealized depreciation      $ (8,483,673)
                                 ============


                  9 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Ohio Municipal Fund


By: /s/ William F. Glavin, Jr.
    ------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010


By: /s/ Brian W. Wixted
    ------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2010